Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Financial assets	¥ 8,564,727	¥ 7,680,926
Financial liabilities	4,081,160	4,452,600
Liabilities at amortized cost | Trade and other payables (excluding nonfinancial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	1,226,120	1,231,352
Liabilities at amortized cost | Short term borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	2,283,307	3,218,566
Liabilities at amortized cost | Customer deposits
Disclosure of detailed information about financial instruments
Financial liabilities	405,853
Financial liability held at FVPL | Derivative financial liability
Disclosure of detailed information about financial instruments
Financial liabilities	165,880	2,682
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments
Financial assets	838,690	710,123
Financial assets at amortized cost | Prepayments and other receivables (excluding nonfinancial asset items)
Disclosure of detailed information about financial instruments
Financial assets	304,340	368,224
Financial assets at amortized cost | Financial assets measured at amortized cost from banking operations
Disclosure of detailed information about financial instruments
Financial assets	576,305
Financial assets at amortized cost | Restricted cash
Disclosure of detailed information about financial instruments
Financial assets	2,280,499	3,440,289
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments
Financial assets	3,055,194	1,077,875
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets	21,828	393,448
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments
Financial assets	¥ 1,487,871	¥ 1,690,967